Operating segments (Tables)	12 Months Ended
Dec. 31, 2017
Operating segments
Schedule of geographic segments

	2017		2016		2015
Operating revenues:
Domestic (Mexico)	Ps.	17,313,740	Ps.	15,720,807	Ps.	12,579,806
International:
United States of America and Central America*	7,531,635		7,791,644		5,599,898

Total operating revenues	Ps.	24,845,375	Ps.	23,512,451	Ps.	18,179,704

*United States of America represents approximately 29%, 32% and 31% of total revenues from external customers in 2017, 2016 and 2015, respectively.